No. 2-57209
No. 811-2679
U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 76
and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
POST-EFFECTIVE AMENDMENT NO. 72
DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(520) 806-7600
Agents For Service:	Ryan M. Charles, Esq.
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756

-or-

Arthur Don
Greenberg Traurig LLP
77 West Wacker Drive
Suite 3100
Chicago, IL 60601

It is proposed that this filing will become effective:
[X]	Immediately upon filing pursuant to paragraph (b)
On , pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
On , pursuant to paragraph (a) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485
On , pursuant to paragraph (a)(2) of Rule 485
This post-effective Amendment designates a new effective date for a previously filed post-effective
Title of Securities being Registered Common Stock of:
DAVIS OPPORTUNITY FUND Class A, C, and Y shares
DAVIS FINANCIAL FUND Class A, C, and Y shares
DAVIS APPRECIATION & INCOME FUND Class A, C, and Y shares
DAVIS REAL ESTATE FUND Class A, C, and Y shares
DAVIS GOVERNMENT BOND FUND Class A, C, and Y shares
DAVIS GOVERNMENT MONEY MARKET FUND Class A, C, and Y shares
EXPLANATORY NOTE
This Post-Effective Amendment No. 76 to the Registration Statement meets the requirement to file XBRL statements on EDGAR.

DAVIS SERIES, INC.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 10th day of May 2019.
The Registrant hereby certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.
DAVIS SERIES, INC.
*By:	/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.
Signature	Title	Date

/s/ Kenneth Eich* Kenneth Eich	Principal Executive Officer	May 10, 2019
/s/ Douglas Haines* Douglas Haines	Principal Financial Officer; and Principal Accounting Officer	May 10, 2019

*By:	/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact
* Ryan Charles signs this document on behalf of each of the Registrants and each of the foregoing officers pursuant to the powers of attorney filed as Exhibit 28(q)(1) of Part C of Registrant's registration statement, filed on Edgar April 29, 2014.
DAVIS SERIES, INC.
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on May 10, 2019 by the following persons in the capacities indicated.
Signature	Title	Date
/s/ Marc P. Blum* Marc P. Blum	Director	May 10, 2019
/s/ Andrew A. Davis* Andrew A. Davis	Director	May 10, 2019
/s/ Christopher C. Davis* Christopher C. Davis	Director	May 10, 2019
/s/ John Gates* John Gates	Director	May 10, 2019
/s/ Thomas S. Gayner* Thomas S. Gayner	Director	May 10, 2019
/s/ Samuel H. Iapalucci* Samuel H. Iapalucci	Director	May 10, 2019
/s/ Robert P. Morgenthau* Robert P. Morgenthau	Director	May 10, 2019
/s/ Marsha Williams* Marsha Williams	Director	May 10, 2019
* Ryan Charles signs this document on behalf of each of the Registrants and each of the foregoing officers pursuant to the powers of attorney filed as Exhibit 28(q)(1) of Part C of Registrant's registration statement, filed on Edgar April 29, 2014.
*By:	/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact
INDEX TO EXHIBITS

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase